Harbor Dividend Growth Leaders ETF Average Annual Total Returns			12 Months Ended	15 Months Ended	16 Months Ended				18 Months Ended	28 Months Ended	33 Months Ended	38 Months Ended	39 Months Ended	47 Months Ended				60 Months Ended	120 Months Ended	132 Months Ended	188 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	[2]	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025 [5]	Dec. 31, 2025 [6]	Dec. 31, 2025 [7]	Dec. 31, 2025	[8]	Dec. 31, 2025	[9]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [11]	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88% [1]	16.02%	17.74%		19.14%		16.32%	22.03%	22.50%	20.88%	24.11%	12.50%		12.43%		14.42% [10]	14.82% [10]	13.53%	13.94% [10]
NASDAQ Dividend Achievers Select Total Return Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		14.20%															11.55%	13.27%		12.32%
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent			10.91%															10.22%	12.31%		11.71%
Performance Inception Date		Apr. 30, 2010
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.58%															8.70%	10.58%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.67%															7.81%	9.66%

[1]	This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	This index represents a broad measure of market performance.
[4]	This index represents a broad measure of market performance.
[5]	This index represents a broad measure of market performance.
[6]	This index represents a broad measure of market performance.
[7]	This index represents a broad measure of market performance.
[8]	This index represents a broad measure of market performance.
[9]	This index represents a broad measure of market performance.
[10]	This index represents a broad measure of market performance.
[11]	This index represents a broad measure of market performance.
[12]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.